Naturaleaf Asset Acquisition	6 Months Ended
Jun. 30, 2021
Business Combination and Asset Acquisition [Abstract]
Naturaleaf Asset Acquisition

Note 4. Naturaleaf Asset Acquisition

On April 30, 2021, the Company closed its acquisition of the assets of Medihemp, LLC, and its wholly owned subsidiary SLAM Enterprises, LLC, and Medical Cannabis Caregivers, Inc., each an entity organized and operating under the laws of the State of Colorado, and all doing business as “Naturaleaf” in the medicinal cannabis industry in Colorado.

Naturaleaf agreed to sell or assign to the Company the following assets:

5.	Three Medical Marijuana (MMC) Store Licenses;

6.	One Marijuana Infused Product Licenses (MIPS); and,

7.	One Option Premises Cultivation License (OPC); and,

8.	Related real property assets, goodwill, and related business assets.

The aggregate consideration paid for the Assets was $2,890,000, which consisted of (i) a cash payment of $1,100,000, (ii) the issuance of a promissory note to the owner of Naturaleaf in the principal amount of $1,100,000 (the “Seller Note”), and (iii) the issuance of 3,000,000 shares of the Company’s restricted common stock valued at $0.23 per share or $690,000.

The asset acquisition was accounted for under the acquisition method of accounting in accordance with ASC Topic 805, Business Combinations. As the acquirer for accounting purposes, the Company has estimated the fair value of Medihemp LLC and Medical Cannabis Caregivers, Inc.’s (hereafter “Naturaleaf’s”) assets acquired and conformed the accounting policies of Naturaleaf to its own accounting policies. The Company expensed certain legal, auditing and licensing costs with the acquisition of $83,095.

As part of the acquisition, the owners of Naturaleaf retained the outstanding cash balance on the date of the acquisition and had agreed to the payment of all outstanding accounts payables and related party advances.

The Company has performed a preliminary valuation analysis of the fair market value of Naturaleaf’s assets. The following table summarizes the allocation of the preliminary purchase price as of the acquisition date:

Cash	$--
Inventory	150,000
Property, plant and equipment	92,523
Long Term Deposits	6,000
Identifiable intangible assets	1,111,161
Goodwill	1,530,316
Accounts payable	--
Total consideration	$2,890,000

Preliminary goodwill from the acquisition primarily relates to the future economic benefits arising from the assets acquired and is consistent with the Company's stated intentions and strategy. Other assets include inventory and fixed assets.

The preliminary fair value of Naturaleaf’s identifiable intangible assets was $1,111,161 million at April 30, 2021, consisting of $694,476 in licenses and $416,875 in brand names. Due to the indefinite life of the identifiable intangible assets at this time, the Company did not recognize an amortization expense during the six months ended June 30, 2021.

The estimated fair values assigned to identifiable assets acquired assumed are provisional and are based on the information that was available as of the acquisition date to estimate the fair value of assets acquired and liabilities assumed. The Company believes that information provides a reasonable basis for estimating the fair values of assets acquired and liabilities assumed, but the Company is waiting for additional information necessary to finalize those fair values. Therefore, the provisional measurements of fair value reflected are subject to change and such changes could be significant. The Company expects to finalize the valuation and complete the purchase price allocation as soon as practicable, but no later than one year from the acquisition date.

The results of operations of Naturaleaf for the period from April 30, 2021 through June 30, 2021 are included in the Company's unaudited condensed consolidated financial statements as of June 30, 2021.

Unaudited Pro Forma Financial Information

The following unaudited pro forma information presents a summary of the Company’s combined operating results for the three and six months ended June 30, 2021 and 2020, as if the acquisition had occurred on January 1, 2020. The following pro forma financial information is not necessarily indicative of the Company’s operating results as they would have been had the acquisition been effected on the assumed date, nor is it necessarily an indication of trends in future results for a number of reasons, including, but not limited to, differences between the assumptions used to prepare the pro forma information, basic shares outstanding and dilutive equivalents, cost savings from operating efficiencies, potential synergies, and the impact of incremental costs incurred in integrating the businesses.

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020

Total Revenues	$808,243	$1,162,406	$1,712,496	$2,468,724
Loss from Operations	$(351,728)	$(8,908)	$(383,864)	$(88,189)

Basic and diluted loss per share	$—	$—	$—	$—